Impaired Loans Where Bank is Probable that it will not Collect all Amounts due According to Original Contractual Terms of Loans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	₨ 140,422.5		₨ 108,717.3	$ 2,030.4
Unpaid principal balance	140,422.5		108,717.3	2,030.4
Related specific allowance	85,783.0		62,600.5	1,240.4
Average recorded investments	124,570.0	$ 1,801.2	95,848.8
Finance receivable on non-accrual status	140,422.5		108,717.3	$ 2,030.4
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	13,606.7		8,634.5
Unpaid principal balance	13,606.7		8,634.5
Related specific allowance	6,169.0		3,682.2
Average recorded investments	11,120.6		7,370.1
Finance receivable on non-accrual status	13,606.7		8,634.5
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	15,781.5		10,150.9
Unpaid principal balance	15,781.5		10,150.9
Related specific allowance	9,694.0		6,182.6
Average recorded investments	12,966.2		8,309.2
Finance receivable on non-accrual status	15,781.5		10,150.9
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	29,945.0		25,547.2
Unpaid principal balance	29,945.0		25,547.2
Related specific allowance	21,595.3		18,709.4
Average recorded investments	27,746.1		23,303.7
Finance receivable on non-accrual status	29,945.0		25,547.2
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	11,254.9		6,968.1
Unpaid principal balance	11,254.9		6,968.1
Related specific allowance	6,544.8		4,806.1
Average recorded investments	9,111.5		6,527.4
Finance receivable on non-accrual status	11,254.9		6,968.1
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	2,157.1		1,899.5
Unpaid principal balance	2,157.1		1,899.5
Related specific allowance	1,105.2		974.4
Average recorded investments	2,028.3		1,788.9
Finance receivable on non-accrual status	2,157.1		1,899.5
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	29,523.6		22,704.3
Unpaid principal balance	29,523.6		22,704.3
Related specific allowance	20,441.5		12,922.8
Average recorded investments	26,114.0		17,005.2
Finance receivable on non-accrual status	29,523.6		22,704.3
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	38,153.7		32,812.8
Unpaid principal balance	38,153.7		32,812.8
Related specific allowance	20,233.2		15,323.0
Average recorded investments	35,483.3		31,544.3
Finance receivable on non-accrual status	₨ 38,153.7		₨ 32,812.8